Expense Example	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 1 Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 3 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 5 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 10 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 1 Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 3 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 5 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 10 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 1 Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 3 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 5 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 10 Years	Prospectus #2 Calvert Flexible Bond Fund Class A 1 Year	Prospectus #2 Calvert Flexible Bond Fund Class A 3 Years	Prospectus #2 Calvert Flexible Bond Fund Class A 5 Years	Prospectus #2 Calvert Flexible Bond Fund Class A 10 Years	Prospectus #2 Calvert Flexible Bond Fund Class C 1 Year	Prospectus #2 Calvert Flexible Bond Fund Class C 3 Years	Prospectus #2 Calvert Flexible Bond Fund Class C 5 Years	Prospectus #2 Calvert Flexible Bond Fund Class C 10 Years	Prospectus #2 Calvert Flexible Bond Fund Class I 1 Year	Prospectus #2 Calvert Flexible Bond Fund Class I 3 Years	Prospectus #2 Calvert Flexible Bond Fund Class I 5 Years	Prospectus #2 Calvert Flexible Bond Fund Class I 10 Years	Prospectus #2 Calvert Flexible Bond Fund Class R6 1 Year	Prospectus #2 Calvert Flexible Bond Fund Class R6 3 Years	Prospectus #2 Calvert Flexible Bond Fund Class R6 5 Years	Prospectus #2 Calvert Flexible Bond Fund Class R6 10 Years	Prospectus #3 Calvert Global Real Estate Fund Class A 1 Year	Prospectus #3 Calvert Global Real Estate Fund Class A 3 Years	Prospectus #3 Calvert Global Real Estate Fund Class A 5 Years	Prospectus #3 Calvert Global Real Estate Fund Class A 10 Years	Prospectus #3 Calvert Global Real Estate Fund Class C 1 Year	Prospectus #3 Calvert Global Real Estate Fund Class C 3 Years	Prospectus #3 Calvert Global Real Estate Fund Class C 5 Years	Prospectus #3 Calvert Global Real Estate Fund Class C 10 Years	Prospectus #3 Calvert Global Real Estate Fund Class I 1 Year	Prospectus #3 Calvert Global Real Estate Fund Class I 3 Years	Prospectus #3 Calvert Global Real Estate Fund Class I 5 Years	Prospectus #3 Calvert Global Real Estate Fund Class I 10 Years	Prospectus #3 Calvert Global Real Estate Fund Class R6 1 Year	Prospectus #3 Calvert Global Real Estate Fund Class R6 3 Years	Prospectus #3 Calvert Global Real Estate Fund Class R6 5 Years	Prospectus #3 Calvert Global Real Estate Fund Class R6 10 Years
USD ($)	399	584	784	1,362	253	502	874	1,721	51	189	338	774	416	611	822	1,430	270	529	912	1,787	68	217	378	846	58	185	323	725	641	1,639	2,636	5,121	298	1,390	2,561	5,270	97	1,104	2,114	4,655	97	1,104	2,114	4,655